Schedule of Property, Plant and Equipment (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Total gross value	10,208	€ 10,817
Less: accumulated depreciation and amortization	8,085	9,162
Total	2,122	1,655
Equipment [Member]
Total gross value	7,400	7,984
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Fixtures [Member]
Total gross value	2,807	2,833
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	2 years
Leaseholds and Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years
Vehicles held under capital leases [member]
Less: accumulated depreciation and amortization	231	€ 135